Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39179
Entity Registrant Name	Addex Therapeutics Ltd
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Chemin des Mines 9
Entity Address, Address Line Two	CH
Entity Address, Postal Zip Code	1202
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Entity Common Stock, Shares Outstanding	77,134,020
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001574232
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	BDO AG
Auditor Location	Zurich, Switzerland
Auditor Firm ID	5988
Common shares
Document Information [Line Items]
Title of 12(b) Security	Shares, par value CHF 0.01 per share
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	ADXN
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Chemin des Mines 9
Entity Address, Address Line Two	CH
Entity Address, Postal Zip Code	1202
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Contact Personnel Name	Tim Dyer
City Area Code	+ 41 22
Local Phone Number	884 1555